Segment Reporting (Details) - Schedule of consolidated operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Specialty Long Tail [Member]
Underwriting revenues
Gross written premiums	$ 101,286	$ 82,986
Reinsurer’s share of insurance premiums	(26,847)	(12,455)
Net written premiums	74,439	70,531
Net change in unearned premiums	8,325	(6,133)
Net premiums earned	82,764	64,398
Underwriting deductions
Net policy acquisition expenses	(13,994)	(12,830)
Net claims and claim adjustment expenses	(46,176)	(32,105)
Net underwriting results	22,594	19,463
General and administrative expenses
Net investment income
Share of profit (loss) from associates
Impairment loss on insurance receivables
Other revenues
Other expenses
Change in fair value of derivative financial liability
Listing related cost
Loss on foreign exchange
Profit (loss) before tax	22,594	19,463
Income tax
Profit (loss) for the period	22,594	19,463
Specialty Short tail [Member]
Underwriting revenues
Gross written premiums	150,930	142,080
Reinsurer’s share of insurance premiums	(53,231)	(53,424)
Net written premiums	97,699	88,656
Net change in unearned premiums	(23,932)	(25,156)
Net premiums earned	73,767	63,500
Underwriting deductions
Net policy acquisition expenses	(13,603)	(11,671)
Net claims and claim adjustment expenses	(36,741)	(30,508)
Net underwriting results	23,423	21,321
General and administrative expenses
Net investment income
Share of profit (loss) from associates
Impairment loss on insurance receivables
Other revenues
Other expenses
Change in fair value of derivative financial liability
Listing related cost
Loss on foreign exchange
Profit (loss) before tax	23,423	21,321
Income tax
Profit (loss) for the period	23,423	21,321
Reinsurance [Member]
Underwriting revenues
Gross written premiums	14,556	11,435
Reinsurer’s share of insurance premiums
Net written premiums	14,556	11,435
Net change in unearned premiums	(3,270)	(3,083)
Net premiums earned	11,286	8,352
Underwriting deductions
Net policy acquisition expenses	(1,792)	(1,369)
Net claims and claim adjustment expenses	(6,949)	(1,674)
Net underwriting results	2,545	5,309
General and administrative expenses
Net investment income
Share of profit (loss) from associates
Impairment loss on insurance receivables
Other revenues
Other expenses
Change in fair value of derivative financial liability
Listing related cost
Loss on foreign exchange
Profit (loss) before tax	2,545	5,309
Income tax
Profit (loss) for the period	2,545	5,309
Sub Total [Member]
Underwriting revenues
Gross written premiums	266,772	236,501
Reinsurer’s share of insurance premiums	(80,078)	(65,879)
Net written premiums	186,694	170,622
Net change in unearned premiums	(18,877)	(34,372)
Net premiums earned	167,817	136,250
Underwriting deductions
Net policy acquisition expenses	(29,389)	(25,870)
Net claims and claim adjustment expenses	(89,866)	(64,287)
Net underwriting results	48,562	46,093
General and administrative expenses
Net investment income
Share of profit (loss) from associates
Impairment loss on insurance receivables
Other revenues
Other expenses
Change in fair value of derivative financial liability
Listing related cost
Loss on foreign exchange
Profit (loss) before tax	48,562	46,093
Income tax
Profit (loss) for the period	48,562	46,093
Corporate and Other [Member]
Underwriting revenues
Gross written premiums
Reinsurer’s share of insurance premiums
Net written premiums
Net change in unearned premiums
Net premiums earned
Underwriting deductions
Net policy acquisition expenses
Net claims and claim adjustment expenses
Net underwriting results
General and administrative expenses	(29,284)	(22,423)
Net investment income	9,330	3,052
Share of profit (loss) from associates	258	(439)
Impairment loss on insurance receivables	(1,121)	(2,178)
Other revenues	1,021	117
Other expenses	(1,438)	(605)
Change in fair value of derivative financial liability	(3,795)	3,347
Listing related cost		(3,366)
Loss on foreign exchange	(3,175)	(8,658)
Profit (loss) before tax	(28,204)	(31,153)
Income tax	(1,932)	(433)
Profit (loss) for the period	(30,136)	(31,586)
Total [Member]
Underwriting revenues
Gross written premiums	266,772	236,501
Reinsurer’s share of insurance premiums	(80,078)	(65,879)
Net written premiums	186,694	170,622
Net change in unearned premiums	(18,877)	(34,372)
Net premiums earned	167,817	136,250
Underwriting deductions
Net policy acquisition expenses	(29,389)	(25,870)
Net claims and claim adjustment expenses	(89,866)	(64,287)
Net underwriting results	48,562	46,093
General and administrative expenses	(29,284)	(22,423)
Net investment income	9,330	3,052
Share of profit (loss) from associates	258	(439)
Impairment loss on insurance receivables	(1,121)	(2,178)
Other revenues	1,021	117
Other expenses	(1,438)	(605)
Change in fair value of derivative financial liability	(3,795)	3,347
Listing related cost		(3,366)
Loss on foreign exchange	(3,175)	(8,658)
Profit (loss) before tax	20,358	11,593
Income tax	(1,932)	(433)
Profit (loss) for the period	$ 18,426	$ 14,507